Consolidated Quarterly Holdings Report
for
Fidelity® Growth Company Fund
February 28, 2026
GCF-NPRT1-0426
1.797941.122
Common Stocks - 96.3%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV (f)	958,312	15,352,161
AgomAb Therapeutics NV ADR (b)	507,877	8,136,189
UCB SA	321,829	95,942,915

TOTAL BELGIUM		119,431,265
CANADA - 0.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	1,245,388	15,338,527
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	672,908	79,672,307
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	43,608	12,106,889
IT Services - 0.1%
Shopify Inc Class A (c)	780,430	94,214,588
Software - 0.0%
Taalas Inc warrants (c)(d)(e)	1,768,822	2,140,274
TOTAL INFORMATION TECHNOLOGY		108,461,751
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	413,757	104,101,261
Barrick Mining Corp (b)	2,448,224	124,219,482
Franco-Nevada Corp (United States)	147,823	41,480,612
Kinross Gold Corp (United States)	765,720	28,323,983
Novagold Resources Inc (United States) (c)	3,695,300	49,221,396
TOTAL MATERIALS		347,346,734
TOTAL CANADA		550,819,319
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR (b)	602,806	86,870,373
Hotels, Restaurants & Leisure - 0.2%
Atour Lifestyle Holdings Ltd ADR	1,604,333	63,002,157
Luckin Coffee Inc ADR (c)	1,652,901	57,818,477
		120,820,634
TOTAL CONSUMER DISCRETIONARY		207,691,007
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	1,755,314	2,826,055
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(c)	332,190	6,384,692
TOTAL CHINA		216,901,754
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	54,161	12,646,594
Galecto Inc (c)	1,758,674	52,021,577
Zealand Pharma A/S (c)	771,096	44,361,554
		109,029,725
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	20,422	764,804
TOTAL DENMARK		109,794,529
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	36,543,066	282,112,470
FRANCE - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Abivax SA ADR (c)	343,880	41,705,766
Health Care Technology - 0.0%
DNA Script SAS (c)(d)(e)	1,769	24,895
DNA Script SAS (c)(d)(e)	463	6,505
		31,400
TOTAL FRANCE		41,737,166
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Adidas AG	2,529	469,218
Birkenstock Holding Plc (c)	72,004	2,998,967
TOTAL CONSUMER DISCRETIONARY		3,468,185
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	570,401	62,875,303
Tubulis GmbH (d)(e)(g)	7,200	2,584,414
TOTAL HEALTH CARE		65,459,717
TOTAL GERMANY		68,927,902
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (f)	33,305,674	58,544,830
Meesho	187,290	329,219
		58,874,049
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	9,483,800	25,663,996
MakeMyTrip Ltd (b)(c)	433,416	24,475,002
		50,138,998
Specialty Retail - 0.0%
Lenskart Solutions Ltd (c)	688,388	4,064,512
TOTAL CONSUMER DISCRETIONARY		113,077,559
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	1,524,376	23,345,394
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	1,693,525	53,938,772
Financial Services - 0.0%
Jio Financial Services Ltd	2,318,738	6,506,539
Pine Labs Ltd (f)	3,440,279	7,189,596
		13,696,135
TOTAL FINANCIALS		67,634,907
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	2,269,100	10,804,881
TOTAL INDIA		214,862,741
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	2,294,229	19,890,965
Pharmaceuticals - 0.1%
GH Research PLC (c)	1,556,899	23,119,951
TOTAL IRELAND		43,010,916
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	744,938	8,767,920
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (c)(d)(e)	391,041	543,547
TOTAL ISRAEL		9,311,467
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,266	3,662,412
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	55,200	4,937,481
TOTAL ITALY		8,599,893
JAPAN - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (c)	447,378	2,372,322
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	1,992,204	63,507,271
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (c)	611,886	22,315,482
Kioxia Holdings Corp (c)	1,250,851	169,887,938
TOTAL INFORMATION TECHNOLOGY		192,203,420
TOTAL JAPAN		258,083,013
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	323,515	48,636,880
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	971,121	35,397,360
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	609,066	467,104,897
Pharmaceuticals - 0.0%
Pharvaris NV (c)	1,256,990	35,685,946
TOTAL HEALTH CARE		502,790,843
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	10,932	15,857,522
TOTAL NETHERLANDS		518,648,365
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Modivo SA (b)(c)	544,703	16,905,969
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	100	0
SWITZERLAND - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (c)	7,328,305	340,619,616
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	593,059	35,666,569
Idorsia Ltd (c)	4,668,892	23,774,094
		59,440,663
Pharmaceuticals - 0.0%
Galderma Group AG	267,485	50,477,100
TOTAL HEALTH CARE		109,917,763
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,506	2,648,106
TOTAL SWITZERLAND		453,185,485
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	143,916	18,598,264
Taiwan Semiconductor Manufacturing Co Ltd ADR	550,384	206,162,839

TOTAL TAIWAN		224,761,103
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC ADR	10,500	774,374
Tobacco - 0.0%
British American Tobacco PLC ADR	313,100	19,615,715
TOTAL CONSUMER STAPLES		20,390,089
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	210,638	9,410,437
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)(e)	13,544	19,003,316
TOTAL FINANCIALS		28,413,753
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	1,179,792	38,107,282
TOTAL UNITED KINGDOM		86,911,124
UNITED STATES - 92.3%
Communication Services - 12.6%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings Inc	235,039	4,409,332
Comcast Corp Class A	296,190	9,170,042
Lumen Technologies Inc (c)	7,986,504	56,784,043
		70,363,417
Entertainment - 1.5%
Netflix Inc (c)	9,982,316	960,698,092
ROBLOX Corp Class A (c)	2,499,609	171,623,154
Roku Inc Class A (c)	364,481	35,868,575
Spotify Technology SA (c)	80,127	41,260,597
Walt Disney Co/The	18,524	1,964,285
		1,211,414,703
Interactive Media & Services - 10.8%
Alphabet Inc Class A	11,460,800	3,573,019,009
Alphabet Inc Class C	7,535,991	2,346,933,677
Epic Games Inc (c)(d)(e)	51,800	26,439,238
Meta Platforms Inc Class A	4,422,772	2,866,752,355
Reddit Inc Class A (c)	181,317	26,437,832
Reddit Inc Class B (c)	289,383	42,194,935
Snap Inc Class A (c)	688,994	3,589,659
		8,885,366,705
Media - 0.0%
Trade Desk Inc (The) Class A (c)	72,279	1,721,686
Versant Media Group Inc Class A	11,847	394,742
		2,116,428
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	855,615	185,745,460
TOTAL COMMUNICATION SERVICES		10,355,006,713
Consumer Discretionary - 11.0%
Automobiles - 1.9%
Neutron Holdings Inc (c)(d)(e)	1,546,251	141,327
Rad Power Bikes Inc (c)(d)(e)	1,182,568	12
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	985,838	10
Rivian Automotive Inc Class A (b)(c)	1,278,248	19,595,542
Tesla Inc (c)	3,809,987	1,533,557,867
		1,553,294,758
Broadline Retail - 5.2%
Amazon.com Inc (c)	18,852,605	3,959,047,050
Ollie's Bargain Outlet Holdings Inc (c)	2,251,735	241,160,819
		4,200,207,869
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (c)	240,854	32,541,784
Black Rock Coffee Bar Inc Class A	310,878	4,147,113
Booking Holdings Inc	47,269	200,389,836
Brinker International Inc (c)	745,287	110,451,533
Cava Group Inc (c)	158,269	13,052,444
Chipotle Mexican Grill Inc (c)	1,982,003	73,770,152
DoorDash Inc Class A (c)	238,512	42,090,213
Dutch Bros Inc Class A (c)	170,094	9,118,739
Expedia Group Inc Class A	17,799	3,839,066
Hyatt Hotels Corp Class A (b)	23,500	3,795,250
Marriott International Inc/MD Class A1	352,129	120,333,043
McDonald's Corp	31,364	10,697,006
Shake Shack Inc Class A (c)	71,032	6,819,782
Starbucks Corp	769,501	75,426,488
Viking Holdings Ltd (c)	262,994	20,518,792
Wingstop Inc	76,844	19,941,786
Yum! Brands Inc	57,800	9,719,648
		756,652,675
Household Durables - 0.4%
DR Horton Inc	121,522	19,490,913
Garmin Ltd	428,585	108,359,146
Lennar Corp Class A	202,024	23,103,465
SharkNinja Inc (c)	978,876	120,274,494
Somnigroup International Inc	723,437	64,754,846
Toll Brothers Inc	159,351	25,056,351
		361,039,215
Leisure Products - 0.0%
Peloton Interactive Inc Class A (b)(c)	787,260	3,164,785
Specialty Retail - 2.0%
Carvana Co Class A (c)	281,864	94,187,674
Dick's Sporting Goods Inc	509,211	103,690,636
Fanatics Inc Class A (c)(d)(e)	730,532	63,797,360
Floor & Decor Holdings Inc Class A (c)	220,789	15,254,312
Home Depot Inc/The	1,138,046	433,276,873
Lowe's Cos Inc	398,083	105,320,819
Revolve Group Inc Class A (c)	1,984,060	49,918,950
RH (c)	67,791	11,233,646
Ross Stores Inc	188,654	38,794,809
TJX Cos Inc/The	2,716,245	439,108,167
Wayfair Inc Class A (c)	4,295,076	327,843,151
		1,682,426,397
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (c)	1,970,684	231,102,113
Lululemon Athletica Inc (c)	650,641	120,479,194
NIKE Inc Class B	1,069,765	66,517,988
Tory Burch LLC Class A (c)(d)(e)(g)	950,844	36,198,631
Tory Burch LLC Class B (c)(d)(e)(g)	324,840	12,366,651
VF Corp	624,334	12,124,566
		478,789,143
TOTAL CONSUMER DISCRETIONARY		9,035,574,842
Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc (c)	320,979	17,207,684
Coca-Cola Co/The	5,532,698	451,246,849
Constellation Brands Inc Class A	1,198	189,116
Keurig Dr Pepper Inc	2,180,510	66,025,843
Monster Beverage Corp (c)	697,348	59,483,784
PepsiCo Inc	310,878	52,768,432
		646,921,708
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	375,779	379,833,656
Kroger Co/The	550,175	37,543,942
Maplebear Inc (c)	134,818	5,057,023
Sprouts Farmers Market Inc (c)	214,037	15,810,913
Target Corp	214,348	24,390,659
Walmart Inc	443,123	56,697,588
		519,333,781
Food Products - 0.1%
Bunge Global SA	216,249	26,090,442
Hershey Co/The	104,925	24,791,679
Mondelez International Inc	391,151	24,087,078
		74,969,199
Household Products - 0.1%
Church & Dwight Co Inc	125,401	13,149,549
Clorox Co/The	34,971	4,446,912
Colgate-Palmolive Co	356,239	35,317,534
Procter & Gamble Co/The	278,863	46,625,894
		99,539,889
Personal Care Products - 0.0%
Beauty Health Co/The (c)	2,560,817	2,663,250
Beauty Health Co/The Class A (b)(c)	3,771,377	3,922,232
Kenvue Inc	726,899	13,898,309
		20,483,791
Tobacco - 0.8%
JUUL Labs Inc Class A (c)(d)(e)	11,552,032	22,873,023
Philip Morris International Inc	3,315,924	619,514,081
		642,387,104
TOTAL CONSUMER STAPLES		2,003,635,472
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	590,091	38,509,339
Halliburton Co	473,162	17,033,832
		55,543,171
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	31,811	3,947,109
EQT Corp	804,209	49,394,517
Exxon Mobil Corp	71,200	10,858,000
Range Resources Corp	1,607,980	66,377,414
Valero Energy Corp	194,066	39,713,666
		170,290,706
TOTAL ENERGY		225,833,877
Financials - 3.1%
Banks - 0.5%
Bank of America Corp	2,893,321	144,174,186
JPMorgan Chase & Co	463,945	139,322,684
US Bancorp	328,143	17,936,296
Wells Fargo & Co	1,318,234	107,370,159
		408,803,325
Capital Markets - 0.5%
Blackrock Inc	97,384	103,541,590
Coinbase Global Inc Class A (c)	9,944	1,748,652
Goldman Sachs Group Inc/The	121,867	104,753,217
Robinhood Markets Inc Class A (c)	2,865,865	217,375,861
		427,419,320
Consumer Finance - 0.1%
American Express Co	202,235	62,470,392
Figure Technology Solutions Inc Class A (b)	153,504	3,880,581
		66,350,973
Financial Services - 2.0%
Apollo Global Management Inc	356,811	37,322,431
Block Inc Class A (c)	139,567	8,890,418
Mastercard Inc Class A	1,266,689	655,144,218
PayPal Holdings Inc	476,400	22,014,444
Perceptive Capital Solutions Corp (d)(e)(h)	246,993	2,469,929
Toast Inc Class A (c)	1,842,656	50,322,935
Visa Inc Class A	2,747,005	879,426,181
		1,655,590,556
TOTAL FINANCIALS		2,558,164,174
Health Care - 10.5%
Biotechnology - 6.2%
AbbVie Inc	450,420	104,533,474
Absci Corp (b)(c)	6,910,182	18,933,899
Akouos Inc (b)(c)(d)	1,254,446	238,345
Alnylam Pharmaceuticals Inc (c)	1,300,974	433,120,264
Amgen Inc	416,999	161,862,332
Antares Therapeutics Inc (d)	159,408	130,714
Apogee Therapeutics Inc (c)	1,698,393	118,887,510
ArriVent Biopharma Inc (c)	324,040	7,443,199
Arrowhead Pharmaceuticals Inc (c)	2,012,271	127,316,386
aTyr Pharma Inc (b)(c)	4,228,832	4,058,833
Beam Therapeutics Inc (c)	3,220,520	91,655,999
BeOne Medicines Ltd ADR (c)	624,896	198,085,783
Biogen Inc (c)	120,535	23,121,024
Biohaven Ltd (c)	161,179	1,856,782
Biomea Fusion Inc (c)	2,711,793	3,715,156
Biomea Fusion Inc warrants 12/20/2026 (c)	801,300	31,145
Boundless Bio Inc (c)	900,270	1,044,313
CAMP4 Therapeutics Corp (e)	422,196	1,895,660
CAMP4 Therapeutics Corp (c)	400,071	1,796,319
Candel Therapeutics Inc (c)	1,736,572	9,117,003
Caris Life Sciences Inc (c)	1,235,594	24,884,863
Cartesian Therapeutics Inc (c)	319,342	2,423,806
Cibus Inc Class A (c)	2,603,922	9,608,472
Crescent Biopharma Inc (c)(e)	646,839	7,820,284
Crescent Biopharma Inc (c)	292,679	3,538,489
Day One Biopharmaceuticals Inc (c)	772,697	8,190,588
Denali Therapeutics Inc (c)	1,454,450	30,805,251
Deverra Therapeutics (c)(d)(e)	59,780	0
Dianthus Therapeutics Inc (c)	1,184,217	65,356,936
Disc Medicine Inc (c)	54,692	3,643,581
Dyne Therapeutics Inc (c)	1,754,205	27,400,682
Eikon Therapeutics Inc (c)	436,200	6,010,836
Foghorn Therapeutics Inc (c)	1,836,447	10,431,019
Generate Biomedicines Inc (f)	1,035,398	13,097,785
Generate Biomedicines Inc	342,600	5,481,600
Ideaya Biosciences Inc (c)	4,166,928	134,175,082
Immuneering Corp (c)	2,845,687	14,199,978
Immunome Inc (b)(c)	4,507,411	98,532,004
Immunovant Inc (c)	5,035,631	139,638,048
Insmed Inc (c)	513,121	76,624,359
Ionis Pharmaceuticals Inc (c)	8,169,635	662,965,880
Jade Biosciences Inc	1,009,957	14,977,662
Krystal Biotech Inc (c)	775,525	213,765,711
Kymera Therapeutics Inc (c)	2,064,507	188,592,714
Moderna Inc (c)	4,862,597	260,489,321
Natera Inc (c)	9,400	1,955,576
Nurix Therapeutics Inc (c)	646,065	10,317,658
Nuvalent Inc Class A (c)	1,452,784	148,111,329
Odyssey Therapeutics Inc warrants (c)(d)	769,024	899,758
ORIC Pharmaceuticals Inc (b)(c)	718,374	9,662,130
Oruka Therapeutics Inc (c)	407,426	14,019,529
Oruka Therapeutics Inc (c)(e)	344,066	11,839,311
Praxis Precision Medicines Inc (c)	107,513	36,205,003
Recursion Pharmaceuticals Inc Class A (b)(c)	1,109,988	4,073,656
Regeneron Pharmaceuticals Inc	107,434	83,977,935
Revolution Medicines Inc (c)	2,511,042	256,176,505
Roivant Sciences Ltd (c)	21,793,965	630,717,347
Sana Biotechnology Inc (b)(c)	10,508,590	44,241,164
Scholar Rock Holding Corp (c)	3,889,510	172,188,608
Sigilon Therapeutics Inc rights (c)(d)	28,234	247,895
Spyre Therapeutics Inc (c)	2,268,205	97,555,497
Summit Therapeutics Inc (b)(c)	2,386,237	39,587,672
Taysha Gene Therapies Inc (c)	4,176,103	18,917,747
Tectonic Therapeutic Inc (b)(c)	702,455	16,472,570
UNITY Biotechnology Inc warrants 8/22/2027 (c)(d)	1,883,637	18
Upstream Bio Inc (c)	254,057	1,951,158
Vaxcyte Inc (c)	657,933	40,620,783
Vera Therapeutics Inc Class A (c)	872,624	35,594,333
Vertex Pharmaceuticals Inc (c)	181,265	90,057,890
		5,096,890,163
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	109,329	12,720,429
Blink Health LLC Class A1 (c)(d)(e)	250,304	8,718,088
Boston Scientific Corp (c)	359,994	27,665,539
Ceribell Inc (c)	247,845	4,627,266
Dexcom Inc (c)	350,296	25,722,235
GE HealthCare Technologies Inc	287,335	24,213,720
Intuitive Surgical Inc (c)	517,149	260,389,694
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	11,774	148,941
Medline Inc Class A	1,051,120	49,938,711
Novocure Ltd (c)	5,535,017	75,663,682
PROCEPT BioRobotics Corp (b)(c)	695,417	15,779,012
Saluda Medical Inc (e)(f)	327,633	2,424,865
Saluda Medical Inc depository receipt	1,992,511	1,474,689
Saluda Medical Inc warrants (c)(e)(f)	1	0
		509,486,871
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	1,455,019	27,965,465
Blue Marlin Therapeutics, Inc. (d)	895	55,937
Cardinal Health Inc	155,552	35,657,185
Conformal Medical Inc (d)(e)	1,240,316	86,823
Conformal Medical Inc (d)(e)	1,240,316	24,806
Conformal Medical Inc (d)(e)	1,240,316	12,403
Conformal Medical Inc (d)(e)	1,240,316	12
CVS Health Corp	335,128	26,776,727
Guardant Health Inc (c)	33,300	3,126,870
HCA Healthcare Inc	119,595	63,349,472
McKesson Corp	97,759	96,524,304
Omada Health Inc	1,008,543	12,384,908
Scorpion Therapeutics Inc (d)(e)	2,530,180	860,261
Scorpion Therapeutics Inc (d)(e)	2,530,180	25
Scorpion Therapeutics Inc rights (c)(d)(e)	2,530,180	2,074,748
		268,899,946
Health Care Technology - 0.0%
HeartFlow Inc (b)	502,004	11,626,413
Prognomiq Inc (c)(d)(e)	183,441	31,184
Wugen Inc warrants 8/22/2035 (c)(d)(e)	134,529	230,045
		11,887,642
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (c)	143,225	3,301,336
Danaher Corp	189,289	39,871,835
Repligen Corp (c)	19,900	2,561,727
Thermo Fisher Scientific Inc	196,136	102,208,431
		147,943,329
Pharmaceuticals - 3.2%
Adimab LLC (c)(d)(e)(g)	3,162,765	33,493,681
Adimab LLC (c)(d)(e)(g)	3,162,765	14,864,996
Amylyx Pharmaceuticals Inc (c)	341,806	5,185,197
Atea Pharmaceuticals Inc (c)	2,574,648	12,049,353
Bristol-Myers Squibb Co	316,967	19,769,232
Crinetics Pharmaceuticals Inc (c)	558,717	22,963,269
Eli Lilly & Co	1,885,240	1,983,253,628
Harmony Biosciences Holdings Inc (c)	1,007,798	28,762,555
LENZ Therapeutics Inc (b)(c)	1,228,633	16,574,259
Lexicon Pharmaceuticals Inc (c)	14,340,900	21,081,123
Maze Therapeutics Inc (c)	95,238	4,341,900
Nektar Therapeutics (c)	1,175,797	81,106,477
Nuvation Bio Inc Class A (c)	16,933,576	100,077,434
Ocular Therapeutix Inc (c)	9,407,032	84,098,866
Optinose Inc (d)	364,134	4
Optinose Inc warrants 11/23/2027 (c)(d)	694,735	7
Pfizer Inc	79,348	2,193,972
Pfizer Inc rights (c)(d)	3,876,351	21,048,586
Rapport Therapeutics Inc (c)	1,995,667	57,934,213
Roche Holding AG non-voting shares	33,720	16,047,397
Roche Holding AG rights (c)(d)	3,405,875	5,687,811
Sienna Biopharmaceuticals Inc (c)(d)	1,339,097	13
Skyhawk Therapeutics Inc (c)(d)(e)	685,380	38,045,444
Skyhawk Therapeutics Inc rights 5/23/2028 (c)(d)	481,725	5
Structure Therapeutics Inc ADR (c)	230,777	14,534,335
Tarsus Pharmaceuticals Inc (c)	228,960	17,291,059
Trevi Therapeutics Inc (c)	393,400	4,689,328
VeraDermics Inc (b)	590,162	27,058,928
WaVe Life Sciences Ltd (c)	1,661,909	23,150,392
		2,655,303,464
TOTAL HEALTH CARE		8,690,411,415
Industrials - 4.2%
Aerospace & Defense - 2.1%
Anduril Industries Inc Class B (d)(e)	4,798	304,865
Anduril Industries Inc Class C (d)(e)	2	127
Beta Technologies Inc (f)	1,308,267	24,595,420
Beta Technologies Inc Class A (c)	917,026	17,240,088
Boeing Co (c)	548,300	124,754,699
GE Aerospace	860,610	294,552,379
Lockheed Martin Corp	22,400	14,740,992
Space Exploration Technologies Corp (c)(d)(e)	2,303,798	1,213,156,989
		1,689,345,559
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	229,933	26,663,031
Construction & Engineering - 0.2%
Comfort Systems USA Inc	46,999	67,178,961
Fluor Corp (c)	395,003	20,662,607
Quanta Services Inc	123,916	69,774,621
		157,616,189
Electrical Equipment - 0.5%
Eaton Corp PLC	127,765	48,029,419
Emerson Electric Co	155,036	23,371,677
GE Vernova Inc	285,457	249,375,235
Vertiv Holdings Co Class A	319,933	81,547,722
		402,324,053
Ground Transportation - 0.3%
Avis Budget Group Inc (b)(c)	85,041	8,283,844
Old Dominion Freight Line Inc	134,068	27,222,507
Uber Technologies Inc (c)	2,828,556	213,329,694
Union Pacific Corp	8,900	2,358,322
		251,194,367
Industrial Conglomerates - 0.1%
3M Co	129,807	21,459,693
Honeywell International Inc	212,452	51,751,183
		73,210,876
Machinery - 0.3%
Caterpillar Inc	231,751	172,151,595
Deere & Co	77,456	48,774,818
Illinois Tool Works Inc	131,845	38,318,112
		259,244,525
Passenger Airlines - 0.7%
Alaska Air Group Inc (c)	666,385	34,385,466
Delta Air Lines Inc	2,125,579	139,650,540
JetBlue Airways Corp (c)	1,327,900	7,356,566
Southwest Airlines Co	2,884,234	142,077,367
United Airlines Holdings Inc (c)	2,524,709	268,376,567
Wheels Up Experience Inc Class A rights (c)(d)	80,889	1
Wheels Up Experience Inc Stage 1 rights (c)(d)	80,889	1
Wheels Up Experience Inc Stage 3 rights (c)(d)	80,890	0
		591,846,508
Trading Companies & Distributors - 0.0%
EquipmentShare.com Inc Class A (b)(c)	244,100	7,083,782
TOTAL INDUSTRIALS		3,458,528,890
Information Technology - 47.7%
Communications Equipment - 3.7%
Arista Networks Inc (c)	968,298	129,267,783
Ciena Corp (c)	6,827,273	2,380,670,095
Lumentum Holdings Inc (c)	736,018	515,882,376
		3,025,820,254
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp (c)	1,777,303	460,197,065
Corning Inc	3,677,328	552,996,585
		1,013,193,650
IT Services - 0.7%
Akamai Technologies Inc (c)	330,585	32,526,258
Cloudflare Inc Class A (c)	2,428,613	418,182,872
CoreWeave Inc Class A (b)(c)	352,326	28,031,057
Fastly Inc Class A (c)	1,231,400	23,544,368
IBM Corporation	123,858	29,751,930
Kyndryl Holdings Inc (c)	438,966	5,412,451
MongoDB Inc Class A (c)	17,777	5,839,211
Okta Inc Class A (c)	344,711	24,991,548
Snowflake Inc (c)	177,246	29,849,999
		598,129,694
Semiconductors & Semiconductor Equipment - 20.3%
Advanced Micro Devices Inc (c)	883,655	176,916,568
Applied Materials Inc	343,469	127,873,509
ARM Holdings PLC ADR (c)	78,747	10,036,305
Astera Labs Inc (c)	2,442,695	290,265,447
Broadcom Inc	4,615,815	1,474,983,683
Cirrus Logic Inc (c)	29,378	4,145,822
First Solar Inc (c)	35,559	7,012,235
GlobalFoundries Inc (c)	732,472	34,829,044
Impinj Inc (c)	942,247	115,576,017
Intel Corp (c)	577,620	26,345,248
KLA Corp	175,667	267,813,125
Lam Research Corp	644,697	150,788,181
Marvell Technology Inc	2,893,280	236,352,043
Micron Technology Inc	145,526	60,010,557
Monolithic Power Systems Inc	70,709	80,802,003
NVIDIA Corp	73,008,315	12,936,343,335
ON Semiconductor Corp (c)	815,083	54,186,718
QUALCOMM Inc	374,249	53,278,088
Silicon Laboratories Inc (c)	458,742	93,826,501
SiTime Corp (c)	928,620	369,479,326
Teradyne Inc	477,200	152,718,316
Texas Instruments Inc	225,487	47,828,048
		16,771,410,119
Software - 9.3%
Adobe Inc (c)	161,020	42,253,258
AppLovin Corp Class A (c)	1,304,109	566,987,470
Asapp Inc warrants 8/28/2028 (c)(d)(e)	1,007,060	503,530
Atlassian Corp Class A (c)	22,353	1,679,381
Autodesk Inc (c)	192,722	47,384,558
Canva Inc Class A (c)(d)(e)	9,474	12,759,488
Celestial AI Inc (d)(e)	1,325,820	39,775
Celestial AI Inc (d)(e)	1,325,820	13
Celestial AI Inc rights (c)(d)(e)	1,325,820	3,619,489
Celestial AI Inc rights (c)(d)(e)	1,325,820	2,784,222
Celestial AI Inc rights (c)(d)(e)	1,325,820	808,750
Circle Internet Group Inc Class A	157,702	13,158,655
Crowdstrike Holdings Inc Class A (c)	361,444	134,449,939
Datadog Inc Class A (c)	374,010	41,874,160
Figma Inc Class A	359,180	10,556,300
HubSpot Inc (c)	81,697	21,609,673
Intuit Inc	251,087	102,702,116
Microsoft Corp	12,754,995	5,009,396,736
Monday.com Ltd (c)	4,995	362,836
Netskope Inc Class A (b)(c)	213,079	2,301,253
Nutanix Inc Class A (c)(i)	13,833,610	529,550,591
OpenAI Group Pbc Class A (d)(e)	18,000	12,490,200
Oracle Corp	3,885,116	564,895,866
Palantir Technologies Inc Class A (c)	585,115	80,271,927
Palo Alto Networks Inc (c)	104,863	15,616,198
Rubrik Inc Class A (c)	769,657	39,991,378
Salesforce Inc	127,226	24,782,353
Servicenow Inc (c)	1,347,379	145,530,406
Stripe LLC Class B (c)(d)(e)	205,500	12,946,500
Workday Inc Class A (c)	138,333	18,503,422
Zoom Communications Inc Class A (c)	1,489,739	110,151,302
Zscaler Inc (c)	492,799	72,436,525
		7,642,398,270
Technology Hardware, Storage & Peripherals - 12.5%
Apple Inc	23,804,905	6,288,779,803
Pure Storage Inc Class A (c)	16,297,923	1,046,652,615
Sandisk Corp/DE (c)	4,456,332	2,831,375,100
Western Digital Corp	519,231	145,228,911
		10,312,036,429
TOTAL INFORMATION TECHNOLOGY		39,362,988,416
Materials - 0.4%
Chemicals - 0.1%
Corteva Inc	359,974	28,841,117
Farmers Business Network Inc (c)(d)	158,470	61,803
Farmers Business Network Inc warrants 9/27/2033 (c)(d)(e)	739,310	458,373
Mosaic Co/The	459,023	12,779,200
Solstice Advanced Materials Inc	45,512	3,573,147
		45,713,640
Construction Materials - 0.0%
James Hardie Industries PLC (c)	435,832	10,612,509
Containers & Packaging - 0.0%
Avery Dennison Corp	32,000	6,283,200
Smurfit Westrock PLC	28,000	1,316,280
		7,599,480
Metals & Mining - 0.3%
Freeport-McMoRan Inc	3,681,403	250,629,916
TOTAL MATERIALS		314,555,545
Real Estate - 0.1%
Health Care REITs - 0.0%
Welltower Inc	178,913	37,056,461
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	203,168	29,999,787
Zillow Group Inc Class C (c)	111,222	4,962,725
		34,962,512
Specialized REITs - 0.1%
American Tower Corp	218,015	41,828,358
Equinix Inc	14,144	13,779,933
		55,608,291
TOTAL REAL ESTATE		127,627,264
TOTAL UNITED STATES		76,132,326,608
TOTAL COMMON STOCKS (Cost $26,027,620,664)		79,440,365,329

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	3,596,400	15,410,934
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	742,912	3,183,452
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(k)	9,317,396	16,148,912
TOTAL CONSUMER DISCRETIONARY		34,743,298
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	5,437,296	5,435,121
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(e)	2,202,380	2,536,701
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(j)	2,085,443	2,174,491
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	1,438,534	1,879,733
TOTAL HEALTH CARE		6,590,925
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	63,175	15,219
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e)	4,417,528	5,228,144
TOTAL INFORMATION TECHNOLOGY		5,243,363
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(e)	977,737	466,869
TOTAL UNITED STATES		52,479,576
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $30,949,016)		52,479,576

Convertible Preferred Stocks - 3.5%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (c)(d)(e)	682,293	7,900,953
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)(e)	95,900	7,063,994
TOTAL CANADA		14,964,947
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	403,450	99,026,803
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	72,621	14,336,105
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (c)(d)(e)	864,427	52,626,315
Oura Health Oy Series E (d)(e)	1,920,845	116,941,044

TOTAL FINLAND		169,567,359
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (c)(d)(e)	22	398
DNA Script SAS Series C (c)(d)(e)	10,882	1,911,367

TOTAL FRANCE		1,911,765
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (e)	330	434,126
Valuedrive Technologies Pvt Ltd Series B (e)	663	872,199
Valuedrive Technologies Pvt Ltd Series G (d)(e)	4,246,500	1,763,135

TOTAL INDIA		3,069,460
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (c)(d)(e)	6,623,267	4,967,450
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)(e)	530,700	4,579,942
Element Labs Inc Series B (d)(e)	286,800	2,733,204
TOTAL INDUSTRIALS		7,313,146
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	787,863	1,181,794
Xsight Labs Ltd Series F (d)(e)	1,303,469	5,474,570
TOTAL INFORMATION TECHNOLOGY		6,656,364
TOTAL ISRAEL		18,936,960
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (c)(d)(e)	3,870,630	8,902,449
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (d)(e)	17,700	22,839,195
TOTAL UNITED KINGDOM		31,741,644
UNITED STATES - 3.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (c)(d)(e)	17,893,728	1,635,487
Rad Power Bikes Inc Series A (c)(d)(e)	154,174	1
Rad Power Bikes Inc Series C (c)(d)(e)	606,658	6
Rad Power Bikes Inc Series D (c)(d)(e)	1,071,300	11
Waymo LLC Series A2 (c)(d)(e)	44,767	7,553,536
Waymo LLC Series C2 (c)(d)(e)	33,554	5,513,593
		14,702,634
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (c)(d)(e)	70,000	1,718,360
Textiles, Apparel & Luxury Goods - 0.0%
Laronde Inc Series B (c)(d)(e)	344,496	7,341,210
TOTAL CONSUMER DISCRETIONARY		23,762,204
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	125,688	4,994,841
GoBrands Inc Series H (c)(d)(e)	104,311	5,322,991
		10,317,832
Food Products - 0.0%
AgBiome LLC Series C (c)(d)(e)	1,060,308	11
AgBiome LLC Series D (c)(d)(e)	852,431	8,524
		8,535
Tobacco - 0.0%
JUUL Labs Inc Series E (c)(d)(e)	22,033	43,625
TOTAL CONSUMER STAPLES		10,369,992
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(d)(e)	372,100	4,606,598
Paragon Biosciences Emalex Capital Inc Series B (c)(d)(e)	416,094	3,819,743
Paragon Biosciences Emalex Capital Inc Series C (c)(d)(e)	559,977	5,218,986
Paragon Biosciences Emalex Capital Inc Series D-3 (d)(e)	239,944	2,466,624
Paragon Biosciences Emalex Capital Inc Series D1 (c)(d)(e)	836,878	7,833,178
Paragon Biosciences Emalex Capital Inc Series D2 (c)(d)(e)	138,091	1,209,677
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	178,216	10,839,097
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	179,036	11,606,904
Tenstorrent Holdings Inc Series D2 (c)(d)(e)	47,252	2,945,690
TOTAL FINANCIALS		50,546,497
Health Care - 0.4%
Biotechnology - 0.3%
Altos Labs Inc Series B (c)(d)(e)	485,428	12,145,409
Altos Labs Inc Series C (c)(d)(e)	108,056	2,703,561
Ankyra Therapeutics Series B (c)(d)(e)	1,356,730	7,516,284
Asimov Inc Series B (c)(d)(e)	82,174	2,122,554
Bright Peak Therapeutics Inc. Series B (c)(d)(e)	1,272,915	1,451,123
Bright Peak Therapeutics Inc. Series C (c)(d)(e)	2,299,209	2,046,296
Cardurion Pharmaceuticals Inc Series B (c)(d)(e)	1,181,602	6,286,123
Castle Creek Biosciences Inc Series B (c)(d)(e)	16,803	3,644,403
Castle Creek Biosciences Inc Series C (c)(d)(e)	13,100	3,342,858
Castle Creek Biosciences Inc Series D1 (c)(d)(e)	19,720	4,433,056
Castle Creek Biosciences Inc Series D2 (c)(d)(e)	6,341	1,271,814
CELLANOME Inc Series B (c)(d)(e)	1,040,007	7,748,052
City Therapeutics Inc Series A (c)(d)(e)	800,961	8,265,918
Cleerly Inc Series C (c)(d)(e)	983,054	12,307,836
Element Biosciences Inc Series B (c)(d)(e)	1,096,312	7,860,557
Element Biosciences Inc Series C (c)(d)(e)	480,109	5,367,619
Element Biosciences Inc Series D (c)(d)(e)	224,866	1,693,241
Element Biosciences Inc Series D1 (c)(d)(e)	224,866	1,693,241
ElevateBio LLC Series C (c)(d)(e)	1,534,100	3,114,223
Genesis Therapeutics Inc Series D (c)(d)(e)	1,654,854	8,671,435
Intarcia Therapeutics Inc (c)(d)(e)	1,051,411	10
Intarcia Therapeutics Inc Series DD (c)(d)(e)	1,543,687	15
Kardigan Inc Series B (d)(e)	405,310	8,661,475
LifeMine Therapeutics Inc Series C (c)(d)(e)	7,794,524	9,197,538
National Resilience LLC Series B (c)(d)(e)	1,277,345	5,071,060
National Resilience LLC Series C (c)(d)(e)	379,000	2,778,070
Neurona Therapeutics Inc Series F (d)(e)	3,297,200	7,748,420
Odyssey Therapeutics Inc Series B (c)(d)(e)	1,298,749	1,779,286
Odyssey Therapeutics Inc Series C (c)(d)(e)	990,319	1,317,124
Odyssey Therapeutics Inc Series D (d)(e)	2,563,416	3,742,588
Parabilis Medicines Inc Series D (c)(d)(e)	883,504	6,529,095
Parabilis Medicines Inc Series E (c)(d)(e)	491,048	2,676,211
Parabilis Medicines Inc Series F (d)(e)	1,705,600	10,523,552
Sonoma Biotherapeutics Inc Series B (c)(d)(e)	2,497,760	4,021,394
Sonoma Biotherapeutics Inc Series B1 (c)(d)(e)	1,332,116	2,624,268
T-Knife Therapeutics Inc Series B (c)(d)(e)	995,165	696,616
Treeline Biosciences Series A (c)(d)(e)	1,347,260	11,384,347
Treeline Biosciences Series A1 (c)(d)(e)	464,216	4,015,468
Triveni Bio Inc Series B (c)(d)(e)	4,766,021	5,433,264
		191,885,404
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (c)(d)(e)	927,374	32,300,436
Blink Health LLC Series D (c)(d)(e)	241,612	8,415,346
Kardium Inc/US Series D-6 (d)(e)	8,237,435	7,578,440
Kardium Inc/US Series D-6 (d)(e)	5,899,008	6,783,859
Kardium Inc/US Series D-7 (d)(e)	8,754,573	4,990,107
Kardium Inc/US Series D-7 (d)(e)	1,916,096	1,092,175
Kardium Inc/US Series D-7 (d)(e)	398,649	227,230
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	212,985	7,141,387
		68,528,980
Health Care Providers & Services - 0.0%
Freenome Holdings Inc Series C (c)(d)(e)	900,884	2,936,882
Freenome Holdings Inc Series D (c)(d)(e)	502,404	1,637,837
		4,574,719
Health Care Technology - 0.0%
Aledade Inc Series B1 (c)(d)(e)	101,470	2,743,749
Aledade Inc Series E1 (c)(d)(e)	66,006	1,784,802
Candid Therapeutics Series B (c)(d)(e)	3,627,103	4,388,795
Wugen Inc Series B (c)(d)(e)	493,529	764,970
Wugen Inc Series C (d)(e)	2,090,300	3,595,316
		13,277,632
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (c)(d)(e)	4,342,265	3,126,431
Galvanize Therapeutics Series C-1 (d)(e)	4,790,283	2,155,627
Kartos Therapeutics Inc Series C (c)(d)(e)	1,226,990	7,141,082
Kartos Therapeutics Inc Series D (c)(d)(e)	411,901	2,397,264
Mentari Therapeutics Inc Series A (d)(e)	2,005,263	3,108,157
Mirador Therapeutics Inc Series A (c)(d)(e)	2,678,245	9,534,552
Mirador Therapeutics Inc Series B (d)(e)	2,942,219	10,650,833
		38,113,946
TOTAL HEALTH CARE		316,380,681
Industrials - 1.5%
Aerospace & Defense - 1.5%
Anduril Industries Inc Series F (c)(d)(e)	287,246	18,251,611
Anduril Industries Inc Series G (d)(e)	45,100	2,865,654
Space Exploration Technologies Corp Series G (c)(d)(e)	216,276	1,138,887,789
		1,160,005,054
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (c)(d)(e)	180,063	10,130,344
Zipline International Inc Series H (d)(e)	307,800	17,316,828
		27,447,172
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	1,061,500	6,613,145
TOTAL INDUSTRIALS		1,194,065,371
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.6%
Cerebras Systems Inc Series G (d)(e)	2,570,200	228,799,204
Enevate Corp Series E (c)(d)(e)	4,067,736	244,064
Menlo Microsystems Inc Series C (c)(d)(e)	4,423,488	2,432,918
Vast Data Ltd Series A (c)(d)(e)	318,221	18,845,048
Vast Data Ltd Series A1 (c)(d)(e)	783,248	46,383,947
Vast Data Ltd Series A2 (c)(d)(e)	900,985	53,356,332
Vast Data Ltd Series B (c)(d)(e)	716,925	42,456,299
Vast Data Ltd Series C (c)(d)(e)	20,899	1,237,638
Vast Data Ltd Series E (c)(d)(e)	685,070	40,569,845
		434,325,295
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (c)(d)(e)	190,608	5,472,356
Alif Semiconductor Series D (d)(e)	251,500	7,643,085
Danger Devices Inc Series B (d)(e)	3,437,900	3,128,489
Retym Inc Series C (c)(d)(e)	666,292	6,956,088
Retym Inc Series D (c)(d)(e)	165,291	1,819,854
SiMa Technologies Inc Series B (c)(d)(e)	1,596,216	10,439,253
SiMa Technologies Inc Series B1 (c)(d)(e)	106,922	811,538
		36,270,663
Software - 0.4%
Anthropic PBC Series D (c)(d)(e)	235,150	64,365,258
Anthropic PBC Series E (c)(d)(e)	45,100	11,687,214
Anthropic PBC Series F (d)(e)	66,600	17,258,724
Asapp Inc Series D (c)(d)(e)	1,755,238	1,298,876
Canva Inc Series A2 (c)(d)(e)	611	822,888
Canvas Inc Series A (c)(d)(e)	3,369	4,537,336
Crusoe Energy Systems LLC Series D (c)(d)(e)	259,289	28,003,212
Crusoe Energy Systems LLC Series E (d)(e)	22,214	2,399,112
Databricks Inc Series G (c)(d)(e)	250,296	44,978,191
Databricks Inc Series H (c)(d)(e)	273,171	49,088,829
Databricks Inc Series J (c)(d)(e)	130,663	23,480,141
Databricks Inc Series K (d)(e)	8,900	1,599,330
Databricks Inc Series L (d)(e)	23,700	4,258,890
Dataminr Inc Series D, 8% (c)(d)(e)	1,773,901	10,253,148
Density Ai Inc (d)(e)	2,475,400	3,688,346
Evozyne Inc Series A (c)(d)(e)	444,700	7,319,762
Evozyne Inc Series B (c)(d)(e)	247,942	4,202,617
Lyte Ai Inc Series B (c)(d)(e)	673,357	7,184,719
OpenAI Group Pbc Series A-3 (d)(e)	22,979	15,945,128
Physical Intelligence Inc Series B (d)(e)	41,700	11,321,133
Skyryse Inc Series B (c)(d)(e)	568,445	14,870,521
Skyryse Inc Series C (d)(e)	296,604	8,017,206
Skyryse Inc Series C-1 (d)(e)	53,976	1,415,251
Stripe LLC Series H (c)(d)(e)	88,200	5,556,600
		343,552,432
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (c)(d)(e)	407,933	22,244,586
Lightmatter Inc Series C2 (c)(d)(e)	64,075	3,590,122
Lightmatter Inc Series D (c)(d)(e)	426,443	30,584,493
		56,419,201
TOTAL INFORMATION TECHNOLOGY		870,567,591
Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (c)(d)(e)	28,363	11,062
Manus Bio Inc Series One-5 (d)(e)	736,380	2,452,145
Manus Bio Inc Series One-6 (d)(e)	914,609	3,045,648
		5,508,855
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (c)(d)(e)	1,704,625	52,894,514
TOTAL MATERIALS		58,403,369
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (c)(d)(e)	80,057	3,821,921
Redwood Materials Series D (c)(d)(e)	18,751	895,173
Redwood Materials Series E (d)(e)	5,091	243,043
TOTAL UTILITIES		4,960,137
TOTAL UNITED STATES		2,529,055,842
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,425,839,041)		2,882,610,885

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (c)(d)(e)	46,864	10,579,548
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (c)(d)(e)	641,437	6
TOTAL UNITED STATES		10,579,554
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,351,603)		10,579,554

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(l)	8,759,878	8,716,079
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	985,838	223,128
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(m)	13,681,944	1
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(l)	238,231	19,003
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	1,817,084	2,413,370
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	1,452,300	1,759,268
		4,172,638
TOTAL INFORMATION TECHNOLOGY		4,191,641
TOTAL UNITED STATES		4,414,770
TOTAL PREFERRED SECURITIES (Cost $26,935,275)		13,130,849

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.70	99,368,313	99,388,187
Fidelity Securities Lending Cash Central Fund (n)(o)	3.69	388,065,926	388,104,733
TOTAL MONEY MARKET FUNDS (Cost $487,488,797)			487,492,920

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $28,015,184,396)	82,886,659,113
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(421,831,811)
NET ASSETS - 100.0%	82,464,827,302

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,537,597,431 or 5.5% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $121,204,657 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Affiliated company.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing - Security is in default.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,130,718.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	35,731,000

Adimab LLC	9/17/2014 - 6/5/2015	12,138,000

AgBiome LLC Series C	6/29/2018	6,715,673

AgBiome LLC Series D	9/3/2021	4,751,176

Akeana Series C	1/23/2024	4,748,294

Aledade Inc Series B1	5/7/2021	3,885,358

Aledade Inc Series E1	5/20/2022	3,288,049

Alif Semiconductor Series C	3/8/2022	3,869,064

Alif Semiconductor Series D	4/11/2025	6,794,801

Altos Labs Inc Series B	7/22/2022	9,295,170

Altos Labs Inc Series C	3/15/2024	2,703,820

Anduril Industries Inc Class B	6/16/2025	196,156

Anduril Industries Inc Class C	6/16/2025	81

Anduril Industries Inc Series F	8/7/2024	6,243,752

Anduril Industries Inc Series G	4/17/2025	1,843,814

Ankyra Therapeutics Series B	8/26/2021	7,640,832

Ant International Co Ltd Class C	5/16/2018	6,690,161

Anthropic PBC Series D	5/31/2024	7,055,558

Anthropic PBC Series E	2/14/2025	2,529,501

Anthropic PBC Series F	8/18/2025	9,388,442

Asapp Inc Series D	8/29/2023	6,777,852

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	7,615,944

Bending Spoons SpA Class C	10/9/2025	4,870,281

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	7,280,990

Blink Health LLC Series C	11/7/2019 - 7/14/2021	35,403,430

Blink Health LLC Series D	6/17/2024 - 6/25/2024	10,147,704

Bolt Technology OU Series E	1/3/2022	18,866,682

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,972,006

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,606,153

Bytedance Ltd Series E1	11/18/2020	44,207,703

CAMP4 Therapeutics Corp	9/9/2025	645,960

Candid Therapeutics Series B	8/27/2024	4,352,523

Canva Inc Class A	3/18/2024 - 11/12/2025	12,944,994

Canva Inc Series A2	9/22/2023	651,730

Canvas Inc Series A	9/22/2023	3,593,581

Cardurion Pharmaceuticals Inc Series B	7/10/2024	5,787,014

Castle Creek Biosciences Inc Series A4	9/29/2016	15,508,325

Castle Creek Biosciences Inc Series B	10/9/2018	6,920,316

Castle Creek Biosciences Inc Series C	12/9/2019	5,395,235

Castle Creek Biosciences Inc Series D1	4/19/2022	4,240,392

Castle Creek Biosciences Inc Series D2	6/28/2021	1,087,099

Celestial AI Inc	2/25/2025	0

Celestial AI Inc	2/25/2025	34,084

Celestial AI Inc rights	2/25/2025	2,120,090

Celestial AI Inc rights	2/25/2025	2,759,160

Celestial AI Inc rights	2/25/2025	618,782

CELLANOME Inc Series B	1/8/2024	7,789,652

Cerebras Systems Inc Series G	9/19/2025	93,124,515

City Therapeutics Inc Series A	4/17/2024	8,033,238

Cleerly Inc Series C	7/8/2022	11,580,966

Conformal Medical Inc	2/18/2026	86,823

Conformal Medical Inc	2/18/2026	12

Conformal Medical Inc	2/18/2026	12,403

Conformal Medical Inc	2/18/2026	24,806

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	8,636,837

Crusoe Energy Systems LLC Series D	12/10/2024	7,563,938

Crusoe Energy Systems LLC Series E	10/8/2025	1,866,159

Danger Devices Inc Series B	3/5/2025	3,095,829

Databricks Inc Series G	2/1/2021	14,798,159

Databricks Inc Series H	8/31/2021	20,073,734

Databricks Inc Series J	12/17/2024	12,086,328

Databricks Inc Series K	9/8/2025	1,334,999

Databricks Inc Series L	12/18/2025	4,503,000

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	22,617,238

Deep Genomics Inc Series C	7/21/2021	9,894,067

Density Ai Inc	12/5/2025	3,688,309

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	40,911,000

Discord Inc Series I	9/15/2021	3,854,371

DNA Script SAS	12/17/2021	370,744

DNA Script SAS	12/17/2021	1,416,515

DNA Script SAS Series B	12/17/2021	17,616

DNA Script SAS Series C	10/1/2021	9,465,708

Element Biosciences Inc Series B	12/13/2019	5,745,333

Element Biosciences Inc Series C	6/21/2021	9,869,457

Element Biosciences Inc Series D	6/28/2024	1,763,691

Element Biosciences Inc Series D1	6/28/2024	1,763,691

Element Labs Inc Series A	2/11/2025	1,957,538

Element Labs Inc Series B	6/27/2025	2,517,789

ElevateBio LLC Series C	3/9/2021	6,435,550

Empower Semiconductor Inc Series D	6/27/2025	8,519,386

Enevate Corp 10% 5/12/2199	11/12/2024	63,175

Enevate Corp 6%	11/2/2023 - 10/31/2025	238,231

Enevate Corp Series E	1/29/2021	4,509,838

Epic Games Inc	7/13/2020 - 7/30/2020	29,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 12/31/2025	4,417,528

Evozyne Inc Series A	4/9/2021	9,992,409

Evozyne Inc Series B	9/14/2023	3,840,622

Fanatics Inc Class A	8/13/2020 - 10/24/2022	21,635,851

Faraday Pharmaceuticals Inc Series B	12/30/2019	843,278

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	977,737

Farmers Business Network Inc Series G	9/15/2021	1,762,981

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	5,957,816

Freenome Holdings Inc Series D	11/22/2021	3,789,282

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,838,015

Galvanize Therapeutics Series B	3/29/2022	7,517,698

Galvanize Therapeutics Series C-1	7/7/2025	2,107,725

Genesis Therapeutics Inc Series D	8/10/2023	8,452,332

GoBrands Inc Series G	3/2/2021	31,386,468

GoBrands Inc Series H	7/22/2021	40,523,841

InSightec Ltd Series G	6/17/2024	5,880,136

Intarcia Therapeutics Inc	11/14/2012	14,330,731

Intarcia Therapeutics Inc 6%	2/26/2019	13,681,944

Intarcia Therapeutics Inc Series DD	3/17/2014	49,999,990

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	16,300,063

JUUL Labs Inc Series E	7/6/2018	649,610

Kardigan Inc Series B	10/9/2025	8,659,481

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 12/31/2025	2,473,113

Kardium Inc/US Series D-6	12/30/2020	5,992,448

Kardium Inc/US Series D-6	12/30/2020	8,367,917

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	3,943,195

Kardium Inc/US Series D-7	8/6/2024	62,017

Kardium Inc/US Series D-7	8/6/2024	930,130

Kartos Therapeutics Inc Series C	8/22/2023	6,936,175

Kartos Therapeutics Inc Series D	2/26/2025	2,328,476

Laronde Inc Series B	8/13/2021	9,645,888

LifeMine Therapeutics Inc Series C	2/15/2022	15,874,250

Lightmatter Inc Series C1	5/19/2023	6,713,272

Lightmatter Inc Series C2	12/18/2023	1,666,065

Lightmatter Inc Series D	10/11/2024	34,213,735

Lyte Ai Inc Series B	8/13/2024	8,542,274

Manus Bio Inc Series One-5	11/13/2020	7,724,091

Manus Bio Inc Series One-6	3/30/2021	9,593,583

Medical Microinstruments Inc/Italy Series C	2/16/2024	7,099,578

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	5,863,333

Mentari Therapeutics Inc Series A	9/18/2025	2,751,822

Mirador Therapeutics Inc Series A	3/19/2024	8,034,735

Mirador Therapeutics Inc Series B	7/31/2025	9,709,323

National Resilience LLC Series B	12/1/2020	17,448,533

National Resilience LLC Series C	6/28/2021	16,831,390

Neurona Therapeutics Inc Series F	3/28/2025	6,792,232

Neutron Holdings Inc	2/4/2021	15,464

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	3,596,400

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	742,912

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	9,317,397

Neutron Holdings Inc Series 1D	1/25/2019	4,339,229

NScale Global Holdings Ltd Series B	9/25/2025	6,723,876

Odyssey Therapeutics Inc Series B	9/30/2022	8,202,691

Odyssey Therapeutics Inc Series C	10/25/2023	4,951,595

Odyssey Therapeutics Inc Series D	6/16/2025	3,857,864

OpenAI Group Pbc Class A	9/3/2025	7,740,000

OpenAI Group Pbc Series A-3	8/4/2025	7,051,600

Oruka Therapeutics Inc	9/17/2025	5,160,990

Oura Health Oy Series D	12/18/2024	22,207,129

Oura Health Oy Series E	9/24/2025	102,899,667

Parabilis Medicines Inc Series D	11/17/2022	9,509,242

Parabilis Medicines Inc Series E	2/29/2024	3,058,296

Parabilis Medicines Inc Series F	1/6/2026	10,514,001

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	4,239,998

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	5,991,754

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	3,318,426

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	9,063,389

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	1,190,282

Perceptive Capital Solutions Corp	12/5/2025	2,469,930

Physical Intelligence Inc Series B	10/24/2025	11,324,023

Prognomiq Inc	8/20/2020 - 2/16/2022	3,655,328

Quell Therapeutics Ltd Series B	11/24/2021	7,315,491

Rad Power Bikes Inc	1/21/2021	5,704,519

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	985,838

Rad Power Bikes Inc Series A	1/21/2021	743,711

Rad Power Bikes Inc Series C	1/21/2021	2,926,421

Rad Power Bikes Inc Series D	9/17/2021	10,267,125

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	3,794,980

Redwood Materials Series D	6/2/2023	895,095

Redwood Materials Series E	10/20/2025	243,022

Retym Inc Series C	5/17/2023 - 6/20/2023	5,184,951

Retym Inc Series D	1/29/2025	1,749,936

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	15,454,253

Saluda Medical Inc	1/20/2022 - 10/30/2025	15,689,220

Saluda Medical Inc warrants	1/20/2022	0

Scorpion Therapeutics Inc	3/5/2025	834,959

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	1,391,599

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	1,817,084

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	1,452,300

SiMa Technologies Inc Series B	5/10/2021	8,184,438

SiMa Technologies Inc Series B1	4/25/2022	758,173

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	22,650,905

Skyryse Inc Series B	10/21/2021	14,029,206

Skyryse Inc Series C	9/16/2025 - 11/21/2025	8,015,486

Skyryse Inc Series C-1	8/13/2024	1,093,997

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,936,323

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,949,058

Space Exploration Technologies Corp	10/16/2015 - 12/19/2025	110,580,208

Space Exploration Technologies Corp Series G	1/20/2015	16,752,739

Stripe LLC Class B	5/18/2021	8,246,382

Stripe LLC Series H	3/15/2021	3,539,025

T-Knife Therapeutics Inc Series B	6/30/2021	5,740,908

Taalas Inc 0%	12/23/2025	8,759,878

Taalas Inc Series B	2/19/2025	5,266,195

Taalas Inc warrants	12/23/2025	1,768,822

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	5,437,296

Tenstorrent Holdings Inc Series C1	4/23/2021	10,595,741

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	14,112,772

Tenstorrent Holdings Inc Series D2	7/17/2024	3,590,207

Tory Burch LLC Class A	5/14/2015	67,505,000

Tory Burch LLC Class B	12/31/2012	17,505,000

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	10,545,678

Treeline Biosciences Series A1	10/27/2022	3,997,039

Triveni Bio Inc Series B	9/19/2024	4,987,164

Tubulis GmbH	12/11/2025	2,568,070

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	436,197

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	876,359

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,771,543

Vast Data Ltd Series A	11/28/2023	3,500,431

Vast Data Ltd Series A1	11/28/2023	8,615,728

Vast Data Ltd Series A2	11/28/2023	9,910,835

Vast Data Ltd Series B	11/28/2023	7,886,175

Vast Data Ltd Series C	11/28/2023	229,889

Vast Data Ltd Series E	11/28/2023	15,071,540

Waymo LLC Series A2	5/8/2020	3,844,017

Waymo LLC Series C2	10/18/2024	2,623,966

Wugen Inc 0% 12/31/2199	6/14/2024	2,085,443

Wugen Inc Series B	7/9/2021	3,827,268

Wugen Inc Series C	8/22/2025 - 2/17/2026	3,705,872

Wugen Inc warrants 8/22/2035	8/22/2025	0

Xsight Labs Ltd Series D	2/16/2021	6,299,754

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,035,057

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	7,552,977

Zipline International Inc Series H	12/3/2025	17,318,139

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Beta Technologies Inc	5/4/2026

Generate Biomedicines Inc	8/26/2026

Meesho	6/9/2026

Pine Labs Ltd	5/13/2026

Saluda Medical Inc	3/31/2027

Saluda Medical Inc warrants	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	270,128,286	1,308,186,351	1,478,912,865	1,707,274	(13,585)	-	99,388,187	99,368,313	0.2%
Fidelity Securities Lending Cash Central Fund	230,381,208	981,481,039	823,757,679	848,683	165	-	388,104,733	388,065,926	1.1%
Total	500,509,494	2,289,667,390	2,302,670,544	2,555,957	(13,420)	-	487,492,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Beauty Health Co/The	4,269,381	-	-	-	-	1,632,869	-	-
Beauty Health Co/The Class A	5,613,103	-	431,505	-	(3,086,596)	(1,411,770)	-	-
Ionis Pharmaceuticals Inc	674,716,759	4,861,209	3,682,308	-	2,813,704	(15,743,484)	-	-
Nutanix Inc Class A	642,510,057	22,940,613	3,838,288	-	1,957,463	(134,019,254)	529,550,591	13,833,610
Total	1,327,109,300	27,801,822	7,952,101	-	1,684,571	(149,541,639)	529,550,591

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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